Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated February 22, 2023 to the

GMO Trust Prospectus dated June 30, 2022, as supplemented (“Prospectus”)

Rachna Ramachandran serves as a portfolio manager of GMO High Yield Fund, and Ben Nabet serves as a portfolio manager of GMO Opportunistic Income Fund.

GMO High Yield Fund

The section appearing on page 94 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Structured Products	Joe Auth (since the Fund’s inception in 2018)	Portfolio Manager, Structured Products Team, GMO.
Structured Products	Rachna Ramachandran (since February 2023)	Portfolio Manager, Structured Products Team, GMO.

GMO Opportunistic Income Fund

The section appearing on page 116 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Structured Products	Joe Auth (since 2015)	Portfolio Manager, Structured Products Team, GMO.
Structured Products	Ben Nabet (since February 2023)	Portfolio Manager, Structured Products Team, GMO.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

The following replaces the portions of the table beginning on page 175 of the Prospectus in the section captioned “Management of the Trust” that identify the senior members of the Investment Team with primary responsibility for managing the investments of GMO High Yield Fund and GMO Opportunistic Income Fund:

High Yield Fund	Joe Auth	Portfolio Manager, Structured Products Team and Head of Developed Fixed Income, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014 and high yield credit portfolios since 2017. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.
	Rachna Ramachandran	Portfolio Manager, Structured Products Team, GMO. Ms. Ramachandran has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2019. Prior to joining GMO, Ms. Ramachandran was a Director of Credit Trading at Bank of America Merrill Lynch.
Opportunistic Income Fund	Joe Auth	See above.
	Ben Nabet	Portfolio Manager, Structured Products Team, GMO. Mr. Nabet has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2015.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated February  22, 2023 to the
GMO Trust Statement of Additional Information dated June 30, 2022, as supplemented (the “SAI”)

The SAI is amended to reflect that Rachna Ramachandran serves as a senior member of the Investment Team with primary responsibility for managing the investments of GMO High Yield Fund and that Ben Nabet serves as a senior member of the Investment Team with primary responsibility for managing the investments of GMO Opportunistic Income Fund.

Portfolio Management

In the section captioned “Portfolio Management,” the tables appearing on page 102 of the SAI that set forth information about the accounts overseen or managed by the senior members are supplemented with respect to Ms. Ramachandran and Mr. Nabet as follows:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Ben Nabet[2]	1	$1,092,446,285	0	$0	0	$0
Rachna Ramachandran[2]	1	$261,741,796	0	$0	0	$0

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Ben Nabet[2]	0	$0	0	$0	0	$0
Rachna Ramachandran[2]	0	$0	0	$0	0	$0

1 For some senior members, “Total assets” includes assets invested by other Funds.

2 Information for Mr. Nabet and Ms. Ramachandran is provided as of January 31, 2023.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

In the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the table appearing on pages 103-104 of the SAI that sets forth the dollar range of each senior member’s direct beneficial share ownership is supplemented with respect to Ms. Ramachandran and Mr. Nabet as follows:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Ben Nabet[1]	Opportunistic Income Fund	None
Rachna Ramachandran[1]	High Yield Fund	None

1 Information for Mr. Nabet and Ms. Ramachandran is provided as of January 31, 2023.

In the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the table appearing on pages 105-106 of the SAI that sets forth the dollar range of each senior member’s indirect beneficial share ownership is supplemented with respect to Ms. Ramachandran and Mr. Nabet as follows:

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Ben Nabet[1]	Opportunistic Income Fund	None
Rachna Ramachandran[1]	High Yield Fund	None

1 Information for Mr. Nabet and Ms. Ramachandran is provided as of January 31, 2023.